Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Unamortized debt discount	$ 100,299	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	1,000,000	1,000,000
Common stock, issued	500,000	500,000
Common stock, outstanding	500,000	500,000